Property and Equipment (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total Cost	$ 64,905	$ 64,905	$ 64,905
Less: Accumulated depreciation	(62,327)	(59,863)	(54,934)
Property and Equipment, net	2,578	5,042	9,971
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	15,214	15,214	15,214
Computer Hardware & Software [Member]
Property, Plant and Equipment [Line Items]
Total Cost	47,849	47,849	47,849
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	$ 1,842	$ 1,842	$ 1,842